FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

50 Main Street

White Plains, New York 10606

September 29, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

RE:	Variable Annuity-2 Series Account (“Registrant”)
First Great-West Life & Annuity Insurance Company (“First Great-West”)
Initial Registration Statement on Form N-4 (File Nos. 811-5961; 333- )

Dear Commissioners:

On behalf of the above-named Registrant and First Great-West, filed herewith is one electronically formatted copy of the above-captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (“1940 Act”).

To facilitate the Commission staff’s review of the Registration Statement, we submit the information below.

1. Registration Statement

Registrant is filing the Registration Statement for the purpose of registering a new individual flexible premium variable annuity contract (the “Annuity”) with a guaranteed lifetime withdrawal benefit rider (the “Rider”) to be issued by Great-West through Variable Annuity-2 Series Account, a separate account of First Great-West registered as a unit investment trust under the 1940 Act (file no. 811-5961) (altogether, the “New Contract”).

2. Information to facilitate review

On September 20, 2011, Great-West Life & Annuity Insurance Company, the parent company of First Great-West filed a substantially similar registration statement on Form N-4 (file no. 333-176926) for its Variable Annuity-2 Series Account (the “Great-West Contract”). The principal difference between the New Contract and the Great-West Contract is the New Contract will be issued solely in the State of New York. The Great-West Contract is intended to be issued in all states except New York. The New Contract contains information related to First Great-West, as its issuer, and Registrant. Certain other non-material changes were made to comply with New York law.

For the staff’s convenience, we are providing under separate cover to Mr. Patrick Scott of the Office of Insurance Products a marked copy of the prospectus for the New Contract showing changes from the Great-West Contract to the New Contract.

3. Procedural Matters

As soon as practicable prior to the effective date of the Registration Statement, Registrant will file a pre-effective amendment the Registration Statement to include:

•	all required financial statements;

•	any exhibits required by Form N-4 that have not yet been filed, and

•	any disclosure changes made in response to staff comments.

4. Timetable for Effectiveness

It is Great-West’s intention to begin marketing the New Contract on or about January 1, 2012. Accordingly, we would greatly appreciate the Commission staff’s efforts in processing the Registration Statement in keeping with the proposed launch date for the New Contract.

At the appropriate time, Registrant and its principal underwriter will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

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Please direct any question or comment to me at (303) 737-4225 or Keith Grindstaff at (303) 737-2013.

Very truly yours,

/s/ Valerie L. Ruppel

Valerie L. Ruppel
Counsel
First Great-West Life & Annuity Insurance Company

Cc: Mr. Patrick Scott, Senior Counsel, Office of Insurance Products